N-2	Jul. 21, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001506488
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	NXG NextGen Infrastructure Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Sales load (as a percentage of offering price)	3.50%(1)
Offering expenses borne by the Fund (as a percentage of offering price)	0.19%(2)
Dividend Reinvestment Plan fees (per transaction sales fee)	$15.00(3)
(1)	The Dealer Manager will receive a fee for its financial structuring and soliciting services equal to 3.50% of the Subscription Price per share for each Common Share issued pursuant to the exercise of Rights, including the over-subscription privilege. The Dealer Manager will reallow to broker-dealers in the selling group to be formed and managed by the Dealer Manager selling fees equal to 2.00% of the Subscription Price per share for each Common Share issued pursuant to the Offer as a result of their selling efforts. In addition, the Dealer Manager will reallow to other broker-dealers that have executed and delivered a soliciting dealer agreement and have solicited the exercise of Rights solicitation fees equal to 0.50% of the Subscription Price per Common Share for each Common Share issued pursuant to the exercise of Rights as a result of their soliciting efforts, subject to a maximum fee based on the number of Common Shares held by each broker-dealer through The Depository Trust Company (“DTC”) on the Record Date.

(2)	The fees and expenses of the Offer will be borne by the Fund and indirectly by all of its Common Shareholders, including those who do not exercise their Rights, and will result in a reduction of the Fund’s NAV. Offering expenses borne by the Fund (including the reimbursements described below) are estimated to be approximately $517,950 in the aggregate, or $0.09 per Common Share (assuming the Rights are fully exercised). The Fund has agreed to pay the Dealer Manager up to $150,000 as a partial reimbursement for its expenses incurred in connection with the Offer. Offering expenses will be borne by the Fund and indirectly by all of its Common Shareholders, including those who do not exercise their Rights.

(3)	There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with open-market purchases. In addition, participants who request a sale of shares through the Plan Agent are subject to a $15.00 per transaction sales fee and pay a brokerage commission of $0.12 per share sold. The Fund’s transfer agent serves as Plan Agent. Fees paid by the Fund to the transfer agent are included in “Other expenses” below, which are ultimately borne by common shareholders. For additional information, see “Distribution Reinvestment Plan” in the accompanying Prospectus.

Sales Load [Percent]	3.50%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 15.00	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.19%	[3]
Annual Expenses [Table Text Block]

Annual Expenses	Percentage of Net Assets Attributable to Common Shares(4)
Management fees(5)	1.64%
Interest expense(6)	1.89%
Other expenses(7)	0.30%
Total annual expenses (before fee waiver)(8)	3.83%
Fee waiver(8)	(0.33)%
Total annual expenses (after fee waiver)(8)	3.50%
(4)	Based on net assets attributable to Common Shares during the fiscal year ended November 30, 2024 and after giving effect to the Offer, assuming that the Offer is fully subscribed resulting in the receipt of net proceeds from the Offer of approximately $62.9 million.

(5)	The Fund pays the Investment Adviser an annual fee, payable monthly, in an amount equal to 1.25% of the Fund’s average weekly Managed Assets. The fee shown above is based upon outstanding leverage of 23.67% of the Fund’s Managed Assets (or 30.80% of the Fund’s net assets attributable to Common Shares). If leverage of more than 23.67% of the Fund’s Managed Assets (or 30.80% of the Fund’s net assets attributable to Common Shares) is used, the management fees, as a percentage of net assets attributable to Common Shares would be higher than as shown above.
(6)	Based upon the Fund’s outstanding borrowings as of November 30, 2024 of $54,810,000 million and the interest rate as of November 30, 2024, of 5.33%.

(7)	“Other expenses” are estimated based upon those incurred during the fiscal period ended November 30, 2024. Other expenses do not include expense related to realized or unrealized investment gains or losses.

(8)	The Investment Adviser has contractually agreed to waive a portion of the management fee in the amount equal to 0.25% of the Fund’s Managed Assets through the later of June 1, 2026 or 12 months after the date of effectiveness of the Registration Statement of which this Prospectus Supplement is a part. Prior to the termination date, the waiver agreement may be modified, waived or terminated only with the consent of the Board of Trustees.

Management Fees [Percent]	1.64%	[4],[5]
Interest Expenses on Borrowings [Percent]	1.89%	[4],[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.30%	[4],[7]
Total Annual Expenses [Percent]	3.83%	[4],[8]
Waivers and Reimbursements of Fees [Percent]	(0.33%)	[4],[8]
Net Expense over Assets [Percent]	3.50%	[4],[8]
Expense Example [Table Text Block]

Example

As required by relevant SEC regulations, the following Example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) “Total annual expenses” of 3.50% of net assets attributable to Common Shares in Year 1 and 3.83% of net assets attributable to Common Sares thereafter, (2) the sales load of 3.50% and estimated offering expenses of $517,950, and (3) a 5% annual return*:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$73	$148	$226	$428

*	The Example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Fund’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the Example. The Example assumes that all dividends and distributions are reinvested at NAV.

Expense Example, Year 01	$ 73	[9]
Expense Example, Years 1 to 3	148	[9]
Expense Example, Years 1 to 5	226	[9]
Expense Example, Years 1 to 10	$ 428	[9]
Purpose of Fee Table , Note [Text Block]

The following table contains information about the costs and expenses that Common Shareholders will bear directly or indirectly. The table is based on the capital structure of the Fund as of November 30, 2024 (except as noted below) after giving effect to the Offer, assuming that the Offer is fully subscribed resulting in the receipt of net proceeds from the Offer of approximately $62.9 million. If the Fund issues fewer Common Shares in the Offer and the net proceeds to the Fund are less, all other things being equal, the total annual expenses shown would increase. The purpose of the table and the example below is to help you understand the fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly.

Basis of Transaction Fees, Note [Text Block]	(as a percentage of offering price)
Other Transaction Fees, Note [Text Block]	The fees and expenses of the Offer will be borne by the Fund and indirectly by all of its Common Shareholders, including those who do not exercise their Rights, and will result in a reduction of the Fund’s NAV. Offering expenses borne by the Fund (including the reimbursements described below) are estimated to be approximately $517,950 in the aggregate, or $0.09 per Common Share (assuming the Rights are fully exercised). The Fund has agreed to pay the Dealer Manager up to $150,000 as a partial reimbursement for its expenses incurred in connection with the Offer. Offering expenses will be borne by the Fund and indirectly by all of its Common Shareholders, including those who do not exercise their Rights.
Other Expenses, Note [Text Block]	“Other expenses” are estimated based upon those incurred during the fiscal period ended November 30, 2024. Other expenses do not include expense related to realized or unrealized investment gains or losses.

[1]	The Dealer Manager will receive a fee for its financial structuring and soliciting services equal to 3.50% of the Subscription Price per share for each Common Share issued pursuant to the exercise of Rights, including the over-subscription privilege. The Dealer Manager will reallow to broker-dealers in the selling group to be formed and managed by the Dealer Manager selling fees equal to 2.00% of the Subscription Price per share for each Common Share issued pursuant to the Offer as a result of their selling efforts. In addition, the Dealer Manager will reallow to other broker-dealers that have executed and delivered a soliciting dealer agreement and have solicited the exercise of Rights solicitation fees equal to 0.50% of the Subscription Price per Common Share for each Common Share issued pursuant to the exercise of Rights as a result of their soliciting efforts, subject to a maximum fee based on the number of Common Shares held by each broker-dealer through The Depository Trust Company (“DTC”) on the Record Date.
[2]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with open-market purchases. In addition, participants who request a sale of shares through the Plan Agent are subject to a $15.00 per transaction sales fee and pay a brokerage commission of $0.12 per share sold. The Fund’s transfer agent serves as Plan Agent. Fees paid by the Fund to the transfer agent are included in “Other expenses” below, which are ultimately borne by common shareholders. For additional information, see “Distribution Reinvestment Plan” in the accompanying Prospectus.
[3]	The fees and expenses of the Offer will be borne by the Fund and indirectly by all of its Common Shareholders, including those who do not exercise their Rights, and will result in a reduction of the Fund’s NAV. Offering expenses borne by the Fund (including the reimbursements described below) are estimated to be approximately $517,950 in the aggregate, or $0.09 per Common Share (assuming the Rights are fully exercised). The Fund has agreed to pay the Dealer Manager up to $150,000 as a partial reimbursement for its expenses incurred in connection with the Offer. Offering expenses will be borne by the Fund and indirectly by all of its Common Shareholders, including those who do not exercise their Rights.
[4]	Based on net assets attributable to Common Shares during the fiscal year ended November 30, 2024 and after giving effect to the Offer, assuming that the Offer is fully subscribed resulting in the receipt of net proceeds from the Offer of approximately $62.9 million.
[5]	The Fund pays the Investment Adviser an annual fee, payable monthly, in an amount equal to 1.25% of the Fund’s average weekly Managed Assets. The fee shown above is based upon outstanding leverage of 23.67% of the Fund’s Managed Assets (or 30.80% of the Fund’s net assets attributable to Common Shares). If leverage of more than 23.67% of the Fund’s Managed Assets (or 30.80% of the Fund’s net assets attributable to Common Shares) is used, the management fees, as a percentage of net assets attributable to Common Shares would be higher than as shown above.
[6]	Based upon the Fund’s outstanding borrowings as of November 30, 2024 of $54,810,000 million and the interest rate as of November 30, 2024, of 5.33%.
[7]	“Other expenses” are estimated based upon those incurred during the fiscal period ended November 30, 2024. Other expenses do not include expense related to realized or unrealized investment gains or losses.
[8]	The Investment Adviser has contractually agreed to waive a portion of the management fee in the amount equal to 0.25% of the Fund’s Managed Assets through the later of June 1, 2026 or 12 months after the date of effectiveness of the Registration Statement of which this Prospectus Supplement is a part. Prior to the termination date, the waiver agreement may be modified, waived or terminated only with the consent of the Board of Trustees.
[9]	The Example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Fund’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the Example. The Example assumes that all dividends and distributions are reinvested at NAV.